Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The table below shows the following information for the past three fiscal years: (i) “total” compensation for our named executive officers (NEOs) for purposes of the “Summary compensation table”; (ii) the “Compensation actually paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return (TSR); (iv) the TSR of the S&P U.S. BMI Banks Index; (v) our net income; and (vi) our return on average tangible common equity. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals.

Year	“Summary compensation table” total for CEO(1)	Compensation actually paid to CEO(2)	Average “Summary compensation table” total for other NEOs(1)	Average compensation actually paid to other NEOs(2)	Company TSR(3)	Peer group TSR(3)	Net income (in thousands)	Return on average tangible common equity(4)
2022	$992,140	$1,015,790	$537,708	$534,448	113.83	98.38	$38,090	11.99%
2021	$1,009,089	$1,069,163	$587,389	$572,499	112.19	118.61	$43,519	12.94%
2020	$979,298	$941,198	$511,529	$517,386	75.70	87.24	$29,354	14.80%

(1)	The CEO for each year reported was Craig W. Best. The other named executive officers, or NEOs, for each year reported were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.
(2)	SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$6,823	–	$3,067
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$2,734	–	$1,279
2021	CEO	$1,009,089	–	–	$(217,311)	$265,006	$73,039	$(63,721)	–	$3,061
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$109,564	$29,005	$(24,260)	–	$1,208
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P U.S. BMI Banks Index.
(4)	Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets. Consistent with its usage by our compensation committee, the 2021 return on average tangible common equity shown in the table above excludes an extraordinary gain on the sale of Visa Class B shares.

Company Selected Measure Name	Return on average tangible common equity
Named Executive Officers, Footnote [Text Block]	(1) The CEO for each year reported was Craig W. Best. The other named executive officers, or NEOs, for each year reported were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.
Peer Group Issuers, Footnote [Text Block]
(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P U.S. BMI Banks Index.

PEO Total Compensation Amount	$ 992,140	$ 1,009,089	$ 979,298
PEO Actually Paid Compensation Amount	$ 1,015,790	1,069,163	941,198
Adjustment To PEO Compensation, Footnote [Text Block]	(2) SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):
Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$6,823	–	$3,067
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$2,734	–	$1,279
2021	CEO	$1,009,089	–	–	$(217,311)	$265,006	$73,039	$(63,721)	–	$3,061
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$109,564	$29,005	$(24,260)	–	$1,208
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

Non-PEO NEO Average Total Compensation Amount	$ 537,708	587,389	511,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,448	572,499	517,386
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):
Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$6,823	–	$3,067
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$2,734	–	$1,279
2021	CEO	$1,009,089	–	–	$(217,311)	$265,006	$73,039	$(63,721)	–	$3,061
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$109,564	$29,005	$(24,260)	–	$1,208
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures, as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Earnings per share (EPS) growth Revenue growth Expense to asset ratio Loan growth Deposit growth	Asset growth Ratio of non-performing assets to average loans plus other real estate owned Ratio of net charge-offs to average loans

Each of these financial performance measures are used in our incentive programs to determine the level of payout. For more information on each of these performance measures, see “Components of the Compensation Program” beginning on page 28.

Total Shareholder Return Amount	$ 113.83	112.19	75.7
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 38,090,000	$ 43,519,000	$ 29,354,000
Company Selected Measure Amount	11.99	12.94	14.8
PEO Name	Craig W. Best
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share (EPS) growth
Non-GAAP Measure Description [Text Block]
(4)	Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets. Consistent with its usage by our compensation committee, the 2021 return on average tangible common equity shown in the table above excludes an extraordinary gain on the sale of Visa Class B shares.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Expense to asset ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Loan growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Deposit growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Asset growth
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Ratio of non-performing assets to average loans plus other real estate owned
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Ratio of net charge-offs to average loans
PEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (217,333)	$ (217,311)	$ (207,701)
PEO [Member] | Add Year- End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,405	265,006	237,686
PEO [Member] | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,312)	73,039	(62,229)
PEO [Member] | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,823	(63,721)	48,255
PEO [Member] | Add Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,067	3,061	2,802
PEO [Member] | Deduct Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,310)
PEO [Member] | Deduct Value Of Equity Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(36,604)
Non-PEO NEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,081)	(89,845)	(82,707)
Non-PEO NEO [Member] | Add Year- End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,904	109,564	94,647
Non-PEO NEO [Member] | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,778)	29,005	(23,185)
Non-PEO NEO [Member] | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,734	(24,260)	10,956
Non-PEO NEO [Member] | Add Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,279	1,208	998
Non-PEO NEO [Member] | Deduct Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,394)	(111,305)	(55,588)
Non-PEO NEO [Member] | Add Pension Services Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 47,076	$ 70,743	70,743
Non-PEO NEO [Member] | Deduct Value Of Equity Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (10,007)